UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-22185

            IndexIQ Trust
(Exact name of registrant as specified in charter)

800 Westchester Ave., Suite S-710
            Rye Brook, NY 10573
(Address of principal executive offices) (Zip code)

Adam S. Patti

IndexIQ Advisors LLC

800 Westchester Ave., Suite S-710

            Rye Brook, NY 10573
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-934-0777

Date of fiscal year end: April 30

Date of reporting period: January 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments

January 31, 2016 (unaudited)

	Shares	Value
Exchange Traded Notes — 0.2%
Broad Funds — 0.0%(a)
iPath Bloomberg Commodity Index Total Return*
(Cost $100,767)	4,816	$101,184
Volatility Funds — 0.2%
iPATH S&P 500 VIX Mid-Term Futures*
(Cost $230,373)	19,141	231,415
Total Exchange Traded Notes
(Cost $331,140)		332,599
Investment Companies — 100.0%

Aggregate Bond Funds — 27.2%
iShares Core U.S. Aggregate Bond ETF(b)	159,057	17,386,521
SPDR Barclays Aggregate Bond ETF	10,660	614,762
Vanguard Total Bond Market ETF(b)	189,816	15,519,356

Total Aggregate Bond Funds		33,520,639

BRIC Equity Funds — 0.9%
iShares India 50 ETF	3,494	90,110
iShares MSCI Brazil Capped ETF(c)	29,584	586,651
iShares MSCI India ETF	15,450	402,318
iShares MSCI Russia Capped ETF	158	1,749
Market Vectors Russia ETF	992	14,364

Total BRIC Equity Funds		1,095,192

Broad Funds — 0.2%
PowerShares DB Commodity Index Tracking Fund*	22,584	288,623

Convertible Bonds Fund — 10.3%
SPDR Barclays Convertible Securities ETF(c)	310,063	12,706,382

Currency Strategy Fund — 2.4%
PowerShares DB G10 Currency Harvest Fund*	128,536	2,971,752

Emerging Markets Fund — 0.4%
Wisdomtree Emerging Currency Strategy Fund*	30,791	508,359

Euro Fund — 4.7%
CurrencyShares Euro Trust*(c)	54,333	5,757,668

Europe Equity Funds — 0.1%
iShares Europe ETF	283	10,743
iShares MSCI Eurozone ETF	1,694	56,241
Vanguard FTSE Europe ETF	1,237	58,225

Total Europe Equity Funds		125,209

Floating Rate Funds — 16.3%
PowerShares Senior Loan Portfolio(b)(c)	754,121	16,726,404
SPDR Blackstone/GSO Senior Loan ETF	72,054	3,310,161

Total Floating Rate Funds		20,036,565

International Equity Core Funds — 2.6%
iShares MSCI EAFE ETF	38,765	2,150,682
Vanguard FTSE Developed Markets ETF	30,411	1,054,958

Total International Equity Core Funds		3,205,640

International REITS Fund — 1.3%
SPDR Dow Jones International Real Estate ETF	42,256	1,600,657

	Shares	Value
Investment Companies (continued)

Investment Grade Corporate Bond Funds — 14.4%
iShares Credit Bond ETF	5,006	$535,292
iShares iBoxx $ Investment Grade Corporate Bond ETF(c)	150,693	17,201,606

Total Investment Grade Corporate Bond Funds		17,736,898

Silver Fund — 0.2%
iShares Silver Trust*	21,894	297,539

U.S. Large Cap Core Fund — 0.5%
SPDR S&P 500 ETF Trust	3,219	624,068

U.S. Large Cap Growth Funds — 3.3%
Guggenheim S&P 500 Pure Growth ETF	1,829	136,900
iShares Russell 1000 Growth ETF	20,053	1,881,573
iShares S&P 500 Growth ETF	7,728	848,612
Vanguard Growth ETF	12,289	1,228,163

Total U.S. Large Cap Growth Funds		4,095,248

U.S. Large Cap Value Funds — 2.8%
Guggenheim S&P 500 Pure Value ETF	1,132	51,574
iShares Russell 1000 Value ETF	17,915	1,660,541
iShares S&P 500 Value ETF	6,431	541,169
Vanguard Value ETF	14,674	1,139,289

Total U.S. Large Cap Value Funds		3,392,573

U.S. Short Term Treasury Bond Funds — 4.0%
iShares 1-3 Year Treasury Bond ETF(c)	19,003	1,613,545
iShares Short Treasury Bond ETF(c)	3,951	435,795
SPDR Barclays 1-3 Month T-Bill ETF*	7,717	352,590
Vanguard Short-Term Bond ETF	30,955	2,482,591

Total U.S. Short Term Treasury Bond Funds		4,884,521

U.S. Small Cap Core Fund — 1.2%
iShares Russell 2000 ETF	14,342	1,475,935

U.S. Small Cap Growth Funds — 7.1%
iShares Russell 2000 Growth ETF(c)	31,573	3,931,470
iShares S&P Small-Cap 600 Growth ETF(c)	18,508	2,152,665
Vanguard Small-Cap Growth ETF	23,884	2,639,899

Total U.S. Small Cap Growth Funds		8,724,034

Volatility Funds — 0.1%
ProShares VIX Mid-Term Futures ETF*	2,844	167,199

Total Investment Companies
(Cost $125,642,437)		123,214,701
Investment of Cash Collateral For Securities Loaned — 17.4%
Money Market Fund — 17.4%
Dreyfus Government Cash Management Fund, 0.18%(d)
(Cost $21,414,800)	21,414,800	21,414,800

Total Investments — 117.6%
(Cost $147,388,377)		144,962,100
Liabilities in Excess of Other Assets — (17.6)%		(21,738,282)
Net Assets — 100.0%		$123,223,818

*	Non-income producing securities.
(a)	Less than 0.05%.

See Notes to Schedules of Investments.

Schedule of Investments (continued)

January 31, 2016 (unaudited)

(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $32,213,682.
(c)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $21,126,051; total market value of collateral held by the Fund was $21,414,800.
(d)	Rate shown reflects the 1-day yield at January 31, 2016.
BRIC	- Brazil, Russia, India and China
ETF	- Exchange Traded Fund

See Notes to Schedules of Investments.

Schedule of Investments (continued)
January 31, 2016 (unaudited)
Total Return Swap contracts outstanding at January 31, 2016:
	Counterparties	Annual Financing Rate Received (Paid)	Expiration Date	Notional Amounts Long (Short)	Unrealized Appreciation (Depreciation)[1]
CurrencyShares Euro Trust	Bank of America Merrill Lynch	0.92%	12/30/2016-7/31/2017	$ 482,587	$–
CurrencyShares Euro Trust	Morgan Stanley	1.25%	5/19/2016	2,734,980	–
CurrencyShares Japanese Yen Trust	Morgan Stanley	(1.52)%	5/19/2016	(1,213,992)	–
CurrencyShares Japanese Yen Trust	Bank of America Merrill Lynch	(2.09)-(1.89)%	4/28/2017-7/31/2017	(214,267)	–
Guggenheim S&P 500 Pure Growth ETF	Morgan Stanley	1.11%	5/19/2016	76,497	–
Guggenheim S&P 500 Pure Value ETF	Morgan Stanley	1.38%	5/19/2016	28,839	–
iPath Bloomberg Commodity Index Total Return ETN	Morgan Stanley	1.38%	5/19/2016	48,050	–
iPath Bloomberg Commodity Index Total Return ETN	Bank of America Merrill Lynch	0.92%	7/31/2017	8,488	–
iPATH S&P 500 VIX Mid-Term Futures ETN	Morgan Stanley	1.38%	5/19/2016	109,922	–
iPATH S&P 500 VIX Mid-Term Futures ETN	Bank of America Merrill Lynch	0.92%	4/28/2017-4/28/2017	19,404	–
iShares 1-3 Year Treasury Bond ETF	Bank of America Merrill Lynch	0.92%	6/30/2017-7/31/2017	135,262	–
iShares 1-3 Year Treasury Bond ETF	Morgan Stanley	1.38%	5/19/2016	766,398	–
iShares China Large-Cap ETF	Morgan Stanley	(0.71)%	5/19/2016	(1,474,427)	–
iShares Core U.S. Aggregate Bond ETF	Morgan Stanley	1.20%	5/19/2016	8,258,808	–
iShares Core U.S. Aggregate Bond ETF	Bank of America Merrill Lynch	0.92%	2/28/2017-7/31/2017	1,457,430	–
iShares Core U.S. Credit Bond ETF	Morgan Stanley	1.38%	5/19/2016	254,280	–
iShares Core U.S. Credit Bond ETF	Bank of America Merrill Lynch	0.92%	4/28/2017-7/31/2017	44,911	–
iShares Europe ETF	Bank of America Merrill Lynch	0.92%	6/30/2017-7/31/2017	911	–
iShares Europe ETF	Morgan Stanley	1.38%	5/19/2016	5,087	–
iShares iBoxx $ High Yield Corporate Bond ETF	Morgan Stanley	(1.41)%	5/19/2016	(2,113,446)	–
iShares iBoxx $ High Yield Corporate Bond ETF	Bank of America Merrill Lynch	(5.43)-(1.43)%	3/31/2017-7/31/2017	(372,933)	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Bank of America Merrill Lynch	0.92%	4/28/2017-7/31/2017	1,441,943	–
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	1.38%	5/19/2016	8,170,971	–
iShares India 50 ETF	Morgan Stanley	1.38%	5/19/2016	50,368	–
iShares MSCI All Country Asia ex Japan ETF	Morgan Stanley	(3.91)%	5/19/2016	(2,597,348)	–
iShares MSCI All Country Asia ex Japan ETF	Bank of America Merrill Lynch	(4.31)-(0.76)%	4/28/2017-7/31/2017	(260,690)	–
iShares MSCI Brazil Capped ETF	Morgan Stanley	1.38%	5/19/2016	327,849	–
iShares MSCI China ETF	Morgan Stanley	(0.83)%	5/19/2016	(578,280)	–
iShares MSCI EAFE ETF	Bank of America Merrill Lynch	0.92%	3/31/2017-7/31/2017	180,310	–
iShares MSCI EAFE ETF	Morgan Stanley	1.38%	5/19/2016	1,021,609	–
iShares MSCI EAFE Small-Cap ETF	Morgan Stanley	(2.33)%	5/19/2016	(1,844,634)	–
iShares MSCI Emerging Markets ETF	Morgan Stanley	(1.33)%	5/19/2016	(33,577)	–
iShares MSCI Emerging Markets ETF	Bank of America Merrill Lynch	(2.10(-(1.19)%	7/31/2017	(5,933)	–
iShares MSCI Eurozone ETF	Morgan Stanley	1.38%	5/19/2016	26,726	–
iShares MSCI Eurozone ETF	Bank of America Merrill Lynch	0.92%	6/30/2017-7/31/2017	4,714	–
iShares MSCI India ETF	Morgan Stanley	1.38%	5/19/2016	224,829	–
iShares MSCI Pacific ex Japan ETF	Morgan Stanley	(4.62)%	5/19/2016	(204,532)	–
iShares MSCI Russia Capped ETF	Morgan Stanley	1.38%	5/19/2016	974	–
iShares Russell 1000 Growth ETF	Bank of America Merrill Lynch	0.92%	5/31/2017-7/31/2017	157,728	–
iShares Russell 1000 Growth ETF	Morgan Stanley	1.13%	5/19/2016	893,825	–
iShares Russell 1000 Value ETF	Morgan Stanley	1.38%	5/19/2016	788,792	–
iShares Russell 1000 Value ETF	Bank of America Merrill Lynch	0.92%	3/31/2017-7/31/2017	139,220	–
iShares Russell 2000 ETF	Morgan Stanley	1.38%	5/19/2016	701,023	–
iShares Russell 2000 ETF	Bank of America Merrill Lynch	0.92%	4/28/2017-7/31/2017	123,698	–
iShares Russell 2000 Growth ETF	Bank of America Merrill Lynch	0.92%	3/31/2017-3/31/2017	329,604	–
iShares Russell 2000 Growth ETF	Morgan Stanley	1.38%	5/19/2016	1,867,426	–
iShares Russell 2000 Value ETF	Morgan Stanley	(1.30)%	5/19/2016	(3,841,225)	–
iShares Russell 2000 Value ETF	Bank of America Merrill Lynch	(1.63)-(0.74)%	3/31/2017-7/31/2017	(677,823)	–
iShares S&P 500 Growth ETF	Morgan Stanley	1.12%	5/19/2016	403,113	–
iShares S&P 500 Growth ETF	Bank of America Merrill Lynch	0.92%	5/31/2017-5/31/2017	71,157	–
iShares S&P 500 Value ETF	Bank of America Merrill Lynch	0.92%	3/31/2017-7/31/2017	45,357	–
iShares S&P 500 Value ETF	Morgan Stanley	1.38%	5/19/2016	257,078	–
iShares S&P Small-Cap 600 Growth ETF	Bank of America Merrill Lynch	0.92%	3/31/2017-7/31/2017	180,397	–
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	1.38%	5/19/2016	1,022,598	–
iShares S&P Small-Cap 600 Value ETF	Morgan Stanley	(1.93)%	5/19/2016	(2,134,662)	–
iShares S&P Small-Cap 600 Value ETF	Bank of America Merrill Lynch	(3.75)-(2.12)%	3/31/2017-7/31/2017	(376,669)	–
iShares Short Treasury Bond ETF	Bank of America Merrill Lynch	0.92%	6/30/2017-7/31/2017	36,509	–
iShares Short Treasury Bond ETF	Morgan Stanley	1.38%	5/19/2016	207,033	–
iShares Silver Trust	Bank of America Merrill Lynch	0.92%	6/30/2017-7/31/2017	24,938	–
iShares Silver Trust	Morgan Stanley	1.38%	5/19/2016	141,336	–
iShares U.S. Real Estate ETF	Morgan Stanley	0.52%	5/19/2016	(145,215)	–
iShares U.S. Real Estate ETF	Bank of America Merrill Lynch	(1.91)-(0.08)%	4/28/2017-7/31/2017	(25,618)	–
Market Vectors Russia ETF	Morgan Stanley	1.38%	5/19/2016	8,022	–
PowerShares DB Commodity Index Tracking Fund	Bank of America Merrill Lynch	0.92%	7/31/2017	24,193	–

PowerShares DB Commodity Index Tracking Fund	Morgan Stanley	1.38%	5/19/2016	137,091	–
PowerShares DB G10 Currency Harvest Fund	Morgan Stanley	1.35%	5/19/2016	1,411,615	–
PowerShares DB G10 Currency Harvest Fund	Bank of America Merrill Lynch	0.92%	9/30/2016-7/31/2017	249,118	–
PowerShares DB Gold Fund	Bank of America Merrill Lynch	(2.64)-(0.08)%	4/28/2017-6/30/2017	(106,813)	–
PowerShares DB Gold Fund	Morgan Stanley	(1.64)%	5/19/2016	(73)	–
PowerShares DB US Dollar Index Bullish Fund	Morgan Stanley	(2.76)%	5/19/2016	(4,714,847)	–
PowerShares Senior Loan Portfolio	Bank of America Merrill Lynch	0.92%	3/31/2017-7/31/2017	1,402,087	–
PowerShares Senior Loan Portfolio	Morgan Stanley	1.38%	5/19/2016	7,945,209	–
ProShares VIX Mid-Term Futures ETF	Bank of America Merrill Lynch	0.92%	4/28/2017-7/31/2017	13,992	–
ProShares VIX Mid-Term Futures ETF	Morgan Stanley	1.38%	5/19/2016	79,425	–
SPDR Barclays 1-3 Month T-Bill	Morgan Stanley	1.38%	5/19/2016	167,500	–
SPDR Barclays 1-3 Month T-Bill	Bank of America Merrill Lynch	0.92%	6/30/2017-7/31/2017	29,561	–
SPDR Barclays Aggregate Bond ETF	Bank of America Merrill Lynch	0.92%	2/28/2017-7/31/2017	51,557	–
SPDR Barclays Aggregate Bond ETF	Morgan Stanley	1.19%	5/19/2016	292,041	–
SPDR Barclays Convertible Securities ETF	Bank of America Merrill Lynch	0.92%	5/31/2017-7/31/2017	1,065,111	–
SPDR Barclays Convertible Securities ETF	Morgan Stanley	1.35%	5/19/2016	6,035,657	–
SPDR Barclays High Yield Bond ETF	Morgan Stanley	(1.60)%	5/19/2016	(1,397,211)	–
SPDR Barclays High Yield Bond ETF	Bank of America Merrill Lynch	(3.66)-(0.70)%	3/31/2017-7/31/2017	(246,584)	–
SPDR Blackstone / GSO Senior Loan ETF	Morgan Stanley	1.38%	5/19/2016	1,572,342	–
SPDR Blackstone / GSO Senior Loan ETF	Bank of America Merrill Lynch	0.92%	3/31/2017-7/31/2017	277,478	–
SPDR DB International Government Inflation-Protected Bond ETF	Morgan Stanley	(3.75)%	5/19/2016	(2,432,016)	–
SPDR Dow Jones International Real Estate ETF	Bank of America Merrill Lynch	0.92%	7/31/2017	134,171	–
SPDR Dow Jones International Real Estate ETF	Morgan Stanley	1.38%	5/19/2016	760,327	–
SPDR Dow Jones REIT ETF	Bank of America Merrill Lynch	(1.41)-(0.08)%	4/28/2017-7/31/2017	(18,725)	–
SPDR Dow Jones REIT ETF	Morgan Stanley	(1.02)%	5/19/2016	(106,283)	–
SPDR Gold Shares	Morgan Stanley	(0.71)%	5/19/2016	(760,379)	–
SPDR S&P 500 ETF Trust	Morgan Stanley	1.38%	5/19/2016	296,427	–
SPDR S&P 500 ETF Trust	Bank of America Merrill Lynch	0.92%	3/31/2017-7/31/2017	52,345	–
SPDR S&P China ETF	Morgan Stanley	(4.33)%	5/19/2016	(239,515)	–
SPDR S&P International Small Cap ETF	Morgan Stanley	(3.08)%	5/19/2016	(229,646)	–
Vanguard FTSE Developed Markets ETF	Bank of America Merrill Lynch	(3.13)%	3/31/2017-7/31/2017	88,425	–
Vanguard FTSE Developed Markets ETF	Morgan Stanley	1.38%	5/19/2016	501,132	–
Vanguard FTSE Emerging Markets ETF	Bank of America Merrill Lynch	(0.08)-(0.07)%	7/31/2017	(9,465)	–
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	(0.38)%	5/19/2016	(53,552)	–
Vanguard FTSE Europe ETF	Morgan Stanley	1.38%	5/19/2016	27,630	–
Vanguard FTSE Europe ETF	Bank of America Merrill Lynch	0.42-0.92%	6/30/2017-7/31/2017	4,895	–
Vanguard FTSE Pacific ETF	Morgan Stanley	(0.65)%	5/19/2016	(1,740,771)	–
Vanguard FTSE Pacific ETF	Bank of America Merrill Lynch	(1.17)-(0.07)%	6/30/2017-7/31/2017	(307,217)	–
Vanguard Growth ETF	Bank of America Merrill Lynch	0.92%	5/31/2017-7/31/2017	102,938	–
Vanguard Growth ETF	Morgan Stanley	1.12%	5/19/2016	583,350	–
Vanguard REIT ETF	Bank of America Merrill Lynch	(0.92)-(0.07)%	4/28/2017-7/31/2017	(161,098)	–
Vanguard REIT ETF	Morgan Stanley	(0.39)%	5/19/2016	(912,710)	–
Vanguard Short-Term Bond ETF	Morgan Stanley	1.38%	5/19/2016	1,179,261	–
Vanguard Short-Term Bond ETF	Bank of America Merrill Lynch	0.92%	6/30/2017-7/31/2017	208,119	–
Vanguard Small-Cap Growth ETF	Bank of America Merrill Lynch	0.92%	3/31/2017-7/31/2017	221,281	–
Vanguard Small-Cap Growth ETF	Morgan Stanley	1.38%	5/19/2016	1,253,963	–
Vanguard Small-Cap Value ETF	Morgan Stanley	(2.80)%	5/19/2016	(3,740,284)	–
Vanguard Small-Cap Value ETF	Bank of America Merrill Lynch	(3.36)-(0.08)%	3/31/2017-7/31/2017	(660,072)	–
Vanguard Total Bond Market ETF	Morgan Stanley	1.20%	5/19/2016	7,371,809	–
Vanguard Total Bond Market ETF	Bank of America Merrill Lynch	0.92%	2/28/2017-7/31/2017	1,300,883	–
Vanguard Value ETF	Bank of America Merrill Lynch	0.92%	3/31/2017-7/31/2017	95,497	–
Vanguard Value ETF	Morgan Stanley	1.38%	5/19/2016	541,151	–
WisdomTree Emerging Currency Strategy Fund	Morgan Stanley	1.38%	5/19/2016	284,088	–
WisdomTree International SmallCap Dividend Fund	Morgan Stanley	(3.58)%	5/19/2016	(363,381)	–
Net Unrealized Appreciation (Depreciation)					$–

The total value of securities segregated as collateral for swap contracts with Morgan Stanley amounted to $32,213,682 at January 31, 2016.

Morgan Stanley and Merril Lynch act as the counterparties to the total return swap contracts listed above. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

1 Reflects a Reset date of January 31, 2016.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2016 for valuing the Fund’s assets and liabilities.
For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 1.

Asset Valuation Inputs
	Level 1	Level 2		Level 3	Total

Description
Investments in Securities:(a)
Exchange Traded Notes	$332,599	$–		$–	$332,599
Investment Companies	123,214,701	–		–	123,214,701
Investment of Cash Collateral for Securities Loaned:
Money Market Fund	21,414,800	–		–	21,414,800
Total Investments in Securities	$144,962,100	$–		$–	$144,962,100
Other Financial Instruments
Swap Contracts	–	–	(b)	–	–
Total Investments in Securities and Other Financial Instruments	$144,962,100	$–		$–	$144,962,100

Liability Valuation Inputs
	Level 1	Level 2		Level 3	Total

Description
Other Financial Instruments
Swap Contracts	$–	$–	(b)	$–	$–
Total Other Financial Instruments	$–	$–		$–	$–

(a) For a complete listing of investments and their industries, see the Schedules of Investments.
(b) The value listed for these securities reflects the unrealized appreciation (depreciation) of the instrument.

The Fund recognizes transfers between the levels as of the beginning of the period.
For the period ended January 31, 2016, the Fund did not have any transfers between any levels within the fair value hierarchy. (See Note 1)
The Fund did not hold any level 3 securities as of January 31, 2016.

1. Fair Value Measurement (unaudited)

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:

  Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
  Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
  Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, IndexIQ Advisors LLC (the “Advisor”) may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Advisor may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Advisor representatives meet regularly to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2016 is disclosed at the end of the Fund’s Schedule of Investments.

2. FEDERAL INCOME TAX

At January 31, 2016, the cost of investments (including securities on loan) on a tax basis was as follows (unaudited)*:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$149,436,070	$700,738	$(5,174,708)	$(4,473,970)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Noted to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ Trust

By (Signature and Title)*	/s/ Adam S. Patti
Adam S. Patti
(Principal Executive Officer)

Date	March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam S. Patti
Adam S. Patti
(Principal Executive Officer)

Date	March 23, 2016

By (Signature and Title)*	/s/ David L. Fogel
David L. Fogel
(Principal Financial Officer)

Date	March 23, 2016

* Print the name and title of each signing officer under his or her signature.